Items 1. Report to Shareholders

October 31, 2004

U.S. BOND INDEX FUND

Annual Report

T. ROWE PRICE

--------------------------------------------------------------------------------
The views and opinions in this report were current as of October 31, 2004. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund's future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.
--------------------------------------------------------------------------------

                               REPORTS ON THE WEB

Sign up for our E-mail Program, and you can begin to receive updated fund reports and prospectuses online rather than through the mail. Log in to your account at troweprice.com for more information.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------

FELLOW SHAREHOLDERS

Investment-grade domestic bonds produced respectable returns in the year ended October 31, 2004, although most of those gains came in the past six months. After rising sharply in April in response to strong economic data and increasing signs of inflation, longer-term interest rates declined in the late spring and summer of 2004 amid evidence that the economic recovery had slowed--or hit a "soft patch," as Fed Chairman Greenspan termed it. Shorter-term rates edged higher as the Federal Reserve embarked on its much-anticipated tightening program, increasing the federal funds rate in three quarter-point increments beginning on June 30. Longer-term bonds generally fared well in this favorable bond environment. Lower-quality bonds also did well and were bolstered by a favorable corporate profit environment.

ECONOMY AND INTEREST RATES
--------------------------------------------------------------------------------

The economy continued to recover over the past six months, although the pace of its advance slowed. The economy grew at 3.3% in the second quarter, and preliminary estimates were that this pace picked up modestly to 3.7% in the third. While a solid rate of expansion, the data were weighed by investors against the higher expectations many had coming off the robust growth rates in the second half of 2003 and early 2004. Moreover, modest payroll growth, subdued consumer confidence, and other data suggested to some that the economy might continue to downshift. A constant factor in observers' minds was record-setting oil prices, which threatened to put pressure on consumer and business spending.

[Graphic Omitted]

INTEREST RATE LEVELS
--------------------------------------------------------------------------------

10-Year Treasury Note
5-Year Treasury Note
2-Year Treasury Note
6-Month Treasury Bill

                  10-Year           5-Year           2-Year           6-Month
                Treasury Note    Treasury Note    Treasury Note    Treasury Bill

10/31/03            4.29             3.24             1.82             1.03

                    4.33             3.35             2.04             1.03

                    4.25             3.25             1.82             1.01

1/04                4.13             3.14             1.82             0.99

                    3.97             2.94             1.64             1.00

                    3.84             2.78             1.57             0.99

4/04                4.51             3.62             2.32             1.15

                    4.65             3.79             2.53             1.38

                    4.58             3.77             2.68             1.64

7/04                4.48             3.69             2.68             1.75

                    4.12             3.31             2.39             1.79

                    4.12             3.37             2.61             1.99

10/31/04            4.02             3.28             2.55             2.12

However, if some were worried that higher oil prices would bring about the return of 1970s-style "stagflation," in which a slowing economy was burdened with energy-induced inflation, their fears soon appeared misplaced. The consumer price index ratcheted downward in the summer, with the core index (excluding food and energy costs) showing prices increasing by just 0.1% per month in June through August. Indeed, some speculated that high oil prices would provide enough ballast to slow the economy and allow the Federal Reserve to pause eventually in its program of rate increases. Confident that inflation was well under control, investors bid up long- and intermediate-term bond prices (which pushed rates lower) in the summer and fall even as the Fed guided short-term rates higher.

BOND MARKET RETURNS
--------------------------------------------------------------------------------

                                           6-Month      12-Month
                                             Total         Total
Periods Ended 10/31/04                      Return        Return
--------------------------------------------------------------------------------

U.S. Treasury Securities                     4.18%         4.97%

U.S. Government Agency Securities            3.49          4.53

U.S. Corporate Investment-
Grade Bonds                                  5.01          6.77

Asset-Backed Securities                      2.55          4.13

Mortgage-Backed Securities                   4.12          5.57

Commercial Mortgage-
Backed Securities                            4.40          5.56

Source: Lehman Brothers indexes.

MARKET NEWS

As measured by various Lehman Brothers indexes, all major sectors of the investment-grade bond market advanced over the last six months, adding to their smaller gains earlier in our fiscal year. Longer-term bonds outperformed shorter-term bonds as the yield curve flattened in response to Fed tightening and signs of a moderating expansion. A generally favorable business environment helped boost the price returns on lower-quality corporate bonds, adding to their usual yield advantages. Long-term industrial bonds performed particularly well. Mortgage-backed securities offered good returns. Healthy demand and limited prepayments, given all the mortgages refinanced in 2003, helped prices.

PORTFOLIO REVIEW

Your fund returned 4.00% in the last six months and 5.10% for the one-year period ended October 31, 2004. As shown in the table, the fund tracked the unmanaged Lehman Brothers U.S. Aggregate Index for both periods, with much of the difference due to fund expenses.

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Periods Ended 10/31/04                    6 Months     12 Months
--------------------------------------------------------------------------------

U.S. Bond Index Fund                         4.00%         5.10%

Lehman Brothers
U.S. Aggregate Index                         4.23          5.53

The fund's income-driven returns were supplemented in the second half of our reporting period by price appreciation courtesy of the benign interest rate environment. In the last six months, the fund distributed $0.21 in dividend income to shareholders, and its net asset value (NAV) increased by another $0.21. For the 12-month period, the fund paid dividend income totaling $0.43, and its NAV climbed by $0.10.

The fund is designed for investors who want to benefit from broad exposure to investment-grade bonds. Its objective is to closely match the sector allocations and performance of the Lehman Brothers U.S. Aggregate Index, which typically includes more than 5,000 fixed-income securities with an overall intermediate to long average maturity. Because purchasing all index securities is impractical, the fund uses a sampling strategy, investing substantially all fund assets in bonds specifically represented in the index. As a result, changes in the portfolio's sector diversification and other overall characteristics reflect changes in the composition of the index, rather than strategic shifts that are typical of an actively managed fund.

[Graphic Omitted]

SECURITY DIVERSIFICATION
--------------------------------------------------------------------------------

Mortgage-Backed Securities                          38%

Corporate Bonds and Convertibles                    23

U.S. Treasuries                                     23

U.S. Agency Obligations                             11

Foreign Gov't. and Municipal                         2

Asset-Backed Securities                              2

Other and Reserves                                   1

Based on net assets as of 10/31/04.

As shown in the Security Diversification pie chart, mortgage-backed securities, corporate securities, and U.S. Treasuries accounted for the bulk of both the portfolio and the index, with smaller shares of each allocated to U.S. government agency bonds. Foreign government and taxable municipal bonds, asset-backed securities, and other holdings represented only a small part of the fund and the index.

PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

                                           4/30/04      10/31/04
--------------------------------------------------------------------------------

Price Per Share                            $10.60        $10.81

Dividends Per Share

   For 6 months                              0.23          0.20

   For 12 months                             0.45          0.43

30-Day Dividend Yield *                      3.70%         4.03%

30-Day Standardized
Yield to Maturity                            3.31          3.77

Weighted Average
Maturity (years)                              7.2           6.9

Weighted Average Effective
Duration (years)                              4.6           4.3

*Dividends earned for the last 30 days of each period are annualized and divided by the fund's net asset value at the end of the period.

In the last six months, the portfolio's duration decreased once again, having increased marginally in the first six months as mortgage durations extended. A number of the portfolio's holdings in government and federal agency issued mortgage-backed pass-through securities do not have ratings by the major credit rating agencies, and this was reflected in a 10% allocation to unrated securities. AAA rated securities increased to 66% of the portfolio.

OUTLOOK

Bonds profited over the past six months from a surprisingly moderate economic recovery that has kept inflationary pressures well under control. It is, of course, impossible to know which way the surprises will fall in coming months. Good arguments can be made both that the economy will shift into higher gear now that job growth appears to have resumed and that oil prices and other uncertainties will continue to restrain corporate investment and thus keep a lid on growth.

[Graphic Omitted]

QUALITY DIVERSIFICATION
--------------------------------------------------------------------------------

AAA                            66%

AA                              2

A                              11

BBB                            11

Not Rated                      10

Source: Standard & Poor's; if Standard & Poor's does not rate a security, then Moody's Investors Service is used as a secondary source.

Various sectors of the bond market will have disparate reactions to how the current economic expansion plays out--although all bond investors will be vulnerable to a general increase in interest rates. This is one good argument for maintaining a highly diversified approach to the bond markets. We will continue to pursue our mandate of providing such an approach by seeking to match the returns of our broad index.

Respectfully submitted,

Edmund Notzon
Chairman of the fund's Investment Advisory Committee

November 18, 2004

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

--------------------------------------------------------------------------------
RISKS OF INVESTING IN FIXED-INCOME SECURITIES

Funds that invest in fixed-income securities are subject to price declines due to rising interest rates, with long-term securities generally most sensitive to rate fluctuations. Other risks include credit rating downgrades and defaults on scheduled interest and principal payments. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund's sensitivity to rising interest rates and its potential for price declines.

GLOSSARY

Average maturity:
The average of the stated maturity dates of a bond or money market portfolio's securities. The average maturity for a money market fund is measured in days, whereas a bond fund's average maturity is measured in years. In general, the longer the average maturity, the greater the fund's sensitivity to interest rate changes, which means greater price fluctuation.

Duration:
The average time (expressed in years) needed for an investor to receive the present value of the future cash flows on a fixed-income investment. It is used to measure a bond or bond fund's sensitivity to interest rate changes. For example, a fund with a five-year duration would fall about 5% in price in response to a one-percentage-point increase in interest rates, and vice versa.

Lehman Brothers U.S. Aggregate Index:
A widely used benchmark for the domestic investment-grade bond market. The index typically includes more than 5,000 fixed-income securities with an overall intermediate- to long-term average maturity.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------

GROWTH OF $10,000
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

U.S. BOND INDEX FUND
--------------------------------------------------------------------------------

As of 10/31/04

U.S. Bond Index Fund   $13,045
Lehman Brothers U.S. Aggregate Index   $13,213

                  U.S. Bond            Lehman Brothers
                  Index Fund        U.S. Aggregate Index

11/30/00           $ 10,000              $  10,000

10/01                11,211                 11,272

10/02                11,850                 11,935

10/03                12,412                 12,521

10/04                13,045                 13,213


AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

This table shows how the fund and its benchmarks would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                                           Since
                                                                       Inception
Periods Ended 10/31/04                                    1 Year        11/30/00
--------------------------------------------------------------------------------

U.S. Bond Index Fund                                       5.10%           7.02%

Lehman Brothers U.S. Aggregate Index                       5.53            7.37

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------

FUND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note:
T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts, but not to retirement plans directly registered with T. Rowe Price Services, or accounts maintained by intermediaries through NSCC(R) Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------

FUND EXPENSE EXAMPLE (CONTINUED)
--------------------------------------------------------------------------------

T. ROWE PRICE U.S. BOND INDEX FUND
--------------------------------------------------------------------------------

                                Beginning          Ending          Expenses Paid
                            Account Value    Account Value        During Period*
                                   5/1/04         10/31/04    5/1/04 to 10/31/04
--------------------------------------------------------------------------------

Actual                           $  1,000      $  1,040.00            $     1.54

Hypothetical (assumes 5%
return before expenses)          $  1,000      $  1,023.63            $     1.53

*Expenses are equal to the fund's annualized expense ratio for the six-month period (0.3%), multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by the days in the year (366) to reflect the half-year period.

QUARTER-END RETURNS
--------------------------------------------------------------------------------

                                                                          Since
                                                                      Inception
Periods Ended 9/30/04                      1 Year        3 Years       11/30/00
--------------------------------------------------------------------------------

U.S. Bond Index                              3.30%          5.59%          6.96%

Lehman Brothers U.S. Aggregate Index         3.68           5.88           7.30

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                   Year                                11/30/00
                                  Ended                                 Through
                               10/31/04     10/31/03     10/31/02      10/31/01

NET ASSET VALUE

Beginning of period           $   10.71     $  10.69    $   10.63      $  10.00

Investment activities
  Net investment
  income (loss)                    0.42         0.39         0.51          0.55

  Net realized and
  unrealized gain (loss)           0.11         0.11         0.07          0.63

  Total from
  investment activities            0.53         0.50         0.58          1.18

Distributions
  Net investment income           (0.43)       (0.45)       (0.52)        (0.55)

  Net realized gain                    -       (0.03)           -              -

  Total distributions             (0.43)       (0.48)       (0.52)        (0.55)

NET ASSET VALUE

End of period                 $   10.81     $  10.71    $   10.69      $  10.63
                              --------------------------------------------------

Ratios/Supplemental
Data

Total return^                      5.10%        4.75%        5.69%        12.11%
Ratio of total expenses to
average net assets                 0.30%        0.30%        0.30%        0.30%!

Ratio of net investment
income (loss) to average
net assets                         3.84%        3.66%        4.81%        5.74%!

Portfolio turnover rate           167.1%       190.3%       140.4%        83.9%!

Net assets, end of period
(in thousands)                $  137,148    $ 76,053    $  81,028      $  48,814


^Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.

! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
                                                                October 31, 2004

PORTFOLIO OF INVESTMENTS (1)                            $ Par/Shares       Value
--------------------------------------------------------------------------------

(Amounts in 000s)

CORPORATE BONDS AND NOTES   23.3%

Aerospace & Defense   0.4%

Boeing, 6.125%, 2/15/33                                          50           53

Boeing Capital, 6.10%, 3/1/11                                    50           55

Lockheed Martin

  7.75%, 5/1/26                                                  50           61

  8.50%, 12/1/29                                                100          134

Northrop Grumman, 7.125%, 2/15/11                               200          231

                                                                             534

Airlines   0.1%

Southwest Airlines, 6.50%, 3/1/12                                85           93

                                                                              93

Automobiles & Related   1.9%

American Axle & Manufacturing, 5.25%, 2/11/14                   150          144

DaimlerChrysler

  6.40%, 5/15/06                                                100          105

  7.25%, 1/18/06                                                100          105

  8.50%, 1/18/31                                                100          123

Delphi, 6.55%, 6/15/06                                          100          104

Ford Motor Credit

  7.00%, 10/1/13                                                600          635

  7.375%, 10/28/09                                              350          380

General Motors

  7.125%, 7/15/13                                               200          208

  7.20%, 1/15/11                                                100          105

  8.25%, 7/15/23                                                150          156

General Motors Acceptance Corp.

  6.125%, 8/28/07                                                80           84

  8.00%, 11/1/31                                                100          103

Johnson Controls, 4.875%, 9/15/13                               300          307

                                                                           2,559

Banking   4.2%

Banc One, 7.00%, 7/15/05                                        100          103

Bank of America

  3.25%, 8/15/08                                                250          248

  3.375%, 2/17/09                                               250          247

  4.875%, 9/15/12                                               100          103

  7.40%, 1/15/11                                                100          117

Bank One

  3.70%, 1/15/08                                                100          101

  5.50%, 3/26/07                                                 50           53

BB&T

  4.75%, 10/1/12                                                 95           96

  5.25%, 11/1/19                                                200          199

Citigroup

  5.00%, 9/15/14, 144A                                          236          238

  5.625%, 8/27/12                                               200          216

  5.75%, 5/10/06                                                200          209

Fifth Third Bank, 2.70%, 1/30/07                                200          199

First Union, 6.40%, 4/1/08                                      200          218

First Union National Bank, 5.80%, 12/1/08                       100          108

HSBC Bank USA

  4.625%, 4/1/14                                                250          247

  5.875%, 11/1/34                                               300          300

HSBC Holdings, 7.50%, 7/15/09                                   100          116

JP Morgan Chase

  5.25%, 5/30/07                                                100          105

  6.875%, 1/15/07                                               200          216

Marshall & Ilsley Bank, 5.25%, 9/4/12                            20           21

MBNA America Bank, 6.50%, 6/20/06                               200          211

Mellon Bank, 7.625%, 9/15/07                                    200          223

National City, 5.75%, 2/1/09                                    100          108

North Fork Bancorporation, 5.875%, 8/15/12                       25           27

PNC Funding, 5.75%, 8/1/06                                      125          131

Regions Financial, 6.375%, 5/15/12                              100          111

Royal Bank of Canada, 3.875%, 5/4/09                            150          151

Royal Bank of Scotland Group, 5.00%, 10/1/14                    125          128

Suntrust Bank, 5.45%, 12/1/17                                   125          130

Synovus Financial, 4.875%, 2/15/13                               90           90

U.S. Bancorp, 6.375%, 8/1/11                                    150          168

U.S. Bank, 4.95%, 10/30/14                                      200          203

Wachovia Bank, 4.85%, 7/30/07                                    85           89

Wells Fargo

  5.125%, 9/1/12                                                350          365

  5.25%, 12/1/07                                                100          106

                                                                           5,701

Beverages   0.2%

Anheuser-Busch, 7.55%, 10/1/30                                  100          127

Bottling Group, 4.625%, 11/15/12                                100          102

                                                                             229

Broadcasting   0.4%

AOL Time Warner, 7.625%, 4/15/31                                300          354

Univision Communications, 3.50%, 10/15/07                       200          200

                                                                             554

Building Products   0.1%

Masco, 5.875%, 7/15/12                                          100          108

                                                                             108

Building & Real Estate   0.2%

Pulte, 7.875%, 8/1/11                                           200          233

                                                                             233

Cable Operators   0.2%

Clear Channel Communications, 7.65%, 9/15/10                     75           86

Cox Communications

  6.75%, 3/15/11                                                100          110

  7.75%, 8/15/06                                                 50           54

                                                                             250

Computer Service & Software   0.2%

IBM

  4.25%, 9/15/09                                                100          103

  8.375%, 11/1/19                                               100          133

Conglomerates   0.6%

General Electric Capital

  3.125%, 4/1/09                                                350          343

  5.00%, 6/15/07                                                200          209

Tyco International, 6.375%, 10/15/11                            175          195

United Technologies, 4.875%, 11/1/06                            125          130

                                                                             877

Diversified Chemicals   0.2%

Dow Chemical, 7.00%, 8/15/05                                    150          155

Praxair, 6.375%, 4/1/12                                         100          112

                                                                             267

Drugs   0.1%

Bristol-Myers Squibb, 5.75%, 10/1/11                            100          108

                                                                             108

Electric Utilities   2.2%

Alabama Power, 5.50%, 10/15/17                                  100          105

Appalachian Power, 3.60%, 5/15/08                               200          199

Black Hills, 6.50%, 5/15/13                                      50           52

Boston Edison, 4.875%, 4/15/14                                  100          102

CenterPoint Energy Houston Electric, 6.95%, 3/15/33             100          116

Consolidated Edison, Series B, 7.50%, 9/1/10                    100          117

Energy East, 5.75%, 11/15/06                                     40           42

Entergy Gulf States, 5.20%, 12/3/07                              95           95

Exelon Generation, 6.95%, 6/15/11                               200          227

Korea Electric Power, 144A, 4.25%, 9/12/07                      100          102

NiSource Finance, 7.875%, 11/15/10                              200          237

Oncor Electric Delivery, 7.25%, 1/15/33                         100          120

Pacific Gas & Electric, 3.60%, 3/1/09                           200          199

Pinnacle West Capital, 6.40%, 4/1/06                            200          209

PPL Electric Utilities, 5.875%, 8/15/07                          30           32

PPL Energy Supply, 6.40%, 11/1/11                                50           55

Progress Energy, 7.10%, 3/1/11                                  100          113

PSEG Power, 8.625%, 4/15/31                                     200          258

Public Service Company of Colorado, 7.875%, 10/1/12             150          184

Sempra Energy, 6.00%, 2/1/13                                    120          129

Southern California Edison, 4.65%, 4/1/15                       200          197

TXU Energy, 7.00%, 3/15/13                                       50           57

Virginia Electric & Power, 5.75%, 3/31/06                       100          104

                                                                           3,051

Electronic Components   0.1%

Hewlett Packard, 5.50%, 7/1/07                                  100          106

                                                                             106

Energy   0.3%

Pioneer Natural Resource, 5.875%, 7/15/16                       100          106

Transocean, 7.50%, 4/15/31                                      200          242

XTO Energy, 4.90%, 2/1/14                                       100          100

                                                                             448

Entertainment & Leisure   0.2%

Viacom

  5.50%, 5/15/33                                                200          192

  5.625%, 8/15/12                                                65           70

                                                                             262

Exploration & Production   0.4%

Canadian Natural Resources, 6.45%, 6/30/33                      200          216

Encana, 4.60%, 8/15/09                                          250          258

EOG Resources, 6.00%, 12/15/08                                  100          108

                                                                             582

Finance & Credit   1.1%

CIT Group, 7.75%, 4/2/12                                         80           95

Commercial Credit, 6.75%, 7/1/07                                150          164

Countrywide Home Loan

  5.50%, 8/1/06                                                 100          104

  5.625%, 7/15/09                                               200          214

First Data, 4.70%, 8/1/13                                       200          202

Household Finance, 5.75%, 1/30/07                               150          159

International Lease Finance

  3.75%, 8/1/07                                                 200          202

  6.375%, 3/15/09                                               100          109

National Rural Utilities, 6.00%, 5/15/06                        300          314

                                                                           1,563

Food Processing   0.4%

Bunge Limited Finance, 4.375%, 12/15/08                         200          202

Kellogg, Series B, 7.45%, 4/1/31                                100          125

Kraft Foods

  4.00%, 10/1/08                                                150          152

  6.50%, 11/1/31                                                100          109

                                                                             588

Food/Tobacco   0.1%

Philip Morris, 7.00%, 7/15/05                                    50           51

UST, 6.625%, 7/15/12                                            100          113

                                                                             164

Gaming   0.1%

Harrah's Operating, 5.50%, 7/1/10                               150          158

                                                                             158

Gas & Gas Transmission   0.7%

Buckeye Partners, 5.30%, 10/15/14                               200          204

Consolidated Natural Gas, 5.00%, 3/1/14                         200          201

Duke Capital, 4.37%, 3/1/09                                     200          201

Kinder Morgan, 6.50%, 9/1/12                                    100          111

Panhandle Eastern Pipeline, 4.80%, 8/15/08                      200          205

                                                                             922

Insurance   0.9%

AFLAC, 6.50%, 4/15/09                                           100          110

Allstate, 6.125%, 12/15/32                                      150          157

American General, 7.50%, 8/11/10                                100          117

GE Global Insurance, 7.75%, 6/15/30                             100          121

Hartford Financial Services Group, 4.75%, 3/1/14                200          195

John Hancock Financial Services, 5.625%, 12/1/08                100          107

Lincoln National, 5.25%, 6/15/07                                100          105

Principal Life Global Funding I, 144A, 5.25%, 1/15/13           100          103

St. Paul Companies, 5.75%, 3/15/07                               50           53

Travelers Property Casualty, 5.00%, 3/15/13                     100          100

XL Capital, 6.50%, 1/15/12                                      100          110

                                                                           1,278

Investment Dealers   1.6%

Bear Stearns, 4.50%, 10/28/10                                   200          204

Credit Suisse First Boston (USA), 5.125%, 1/15/14               200          204

Franklin Resources, 3.70%, 4/15/08                               20           20

Goldman Sachs Capital I, 6.345%, 2/15/34                         50           51

Goldman Sachs Group

  4.125%, 1/15/08                                                85           87

  5.15%, 1/15/14                                                100          101

  6.60%, 1/15/12                                                400          448

Lehman Brothers

  4.80%, 3/13/14                                                100          100

  7.625%, 6/1/06                                                100          107

Lehman Brothers Holdings, 3.95%, 11/10/09                       300          299

Merrill Lynch, 3.125%, 7/15/08                                  200          197

Morgan Stanley

  4.75%, 4/1/14                                                 150          147

  5.80%, 4/1/07                                                 250          266

                                                                           2,231

Long Distance   0.6%

AT&T Broadband, 8.375%, 3/15/13                                 316          388

Sprint Capital

  6.875%, 11/15/28                                              200          215

  7.625%, 1/30/11                                               150          175

                                                                             778

Manufacturing   0.2%

Dover, 6.50%, 2/15/11                                           100          113

John Deere Capital

  3.90%, 1/15/08                                                 50           51

  4.50%, 8/22/07                                                150          155

Media & Communications   0.3%

Belo, 7.125%, 6/1/07                                            150          163

News America

  6.75%, 1/9/38 (Tender 1/9/10)                                 150          173

  7.25%, 5/18/18                                                100          117

                                                                             453

Metals   0.2%

Alcan Aluminum, 4.875%, 9/15/12                                 100          102

Alcoa, 5.375%, 1/15/13                                          120          127

                                                                             229

Metals & Mining   0.2%

Inco, 7.75%, 5/15/12                                            100          119

Placer Dome, 6.375%, 3/1/33                                     100          106

                                                                             225

Miscellaneous Consumer Products   0.3%

Colgate Palmolive, 5.98%, 4/25/12                               100          110

Fortune Brands, 6.25%, 4/1/08                                   200          218

Gillette, 3.50%, 10/15/07                                        50           50

Newell Rubbermaid, 4.625%, 12/15/09                              35           36

                                                                             414

Oil Field Services   0.1%

Baker Hughes, 6.00%, 2/15/09                                    150          163

                                                                             163

Paper & Paper Products   0.4%

Abitibi Consolidated Company of Canada,
6.95%, 12/15/06                                                 100          104

Celulosa Arauco Y Constitucion,
8.625%, 8/15/10                                                 150          180

Weyerhaeuser, 6.75%, 3/15/12                                    200          226

                                                                             510

Petroleum   1.0%

Atlantic Richfield, 5.90%, 4/15/09                              200          219

ChevronTexaco Capital, 3.375%, 2/15/08                          200          201

ConocoPhillips, 5.90%, 10/15/32                                 250          261

Devon Financing, 6.875%, 9/30/11                                200          228

Pemex Project Funding Master Trust,

7.375%, 12/15/14                                                350          388

Petrobras International, 9.875%, 5/9/08                          45          52

                                                                           1,349

Printing & Publishing   0.1%

Reed Elsevier, 6.125%, 8/1/06                                   200          211

                                                                             211

Railroads   0.3%

Canadian National Railways, 6.25%, 8/1/34                        95          102

Norfolk Southern

  7.25%, 2/15/31                                                100          118

  8.375%, 5/15/05                                               100          103

Union Pacific

  5.75%, 10/15/07                                               100          107

  6.65%, 1/15/11                                                 50           56

                                                                             486

Real Estate Investment Trust Securities   0.2%

EOP Operating, 7.75%, 11/15/07                                  100          112

Simon Debartolo, 6.875%, 11/15/06                               100          107

Simon Property, 7.375%, 1/20/06                                 100          106

                                                                             325

Restaurants   0.1%

Yum! Brands, 7.70%, 7/1/12                                      100          119

                                                                             119

Retail   0.4%

CVS, 144A, 4.00%, 9/15/09                                       200          201

Limited, 6.95%, 3/1/33                                          100          109

Target, 5.875%, 3/1/12                                          100          110

Wal-Mart, 6.875%, 8/10/09                                       100          114

                                                                             534

Savings & Loan   0.1%

Washington Mutual, 8.25%, 4/1/10                                100          119

Specialty Chemicals   0.1%

Chevron Phillips Chemical, 5.375%, 6/15/07                      100          105

                                                                             105

Supermarkets   0.1%

Kroger, 7.625%, 9/15/06                                         100          108

                                                                             108

Telecommunications   0.3%

British Telecommunications, STEP

  7.875%, 12/15/05                                               50           53

  8.875%, 12/15/30                                              100          133

Telus, 7.50%, 6/1/07                                            250          274

                                                                             460

Telephones   0.9%

Bellsouth Capital Funding, 7.875%, 2/15/30                      100          123

Deutsche Telekom International Finance, STEP

  8.25%, 6/15/05                                                100          104

  8.50%, 6/15/10                                                100          120

France Telecom, STEP, 8.50%, 3/1/11                             200          240

Telecom Italia Capital, 5.25%, 11/15/13                         200          206

Verizon Global Funding

  4.00%, 1/15/08                                                100          102

  6.875%, 6/15/12                                               100          115

  7.25%, 12/1/10                                                100          116

  7.75%, 12/1/30                                                100          122

                                                                           1,248

Transportation (excluding Railroad)   0.1%

Fedex, 6.875%, 2/15/06                                          144          151

                                                                             151

Wireless Communications   0.3%

America Movil, 144A, 4.125%, 3/1/09                             100           99

Verizon Wireless, 5.375%, 12/15/06                              200          209

Vodafone, 5.375%, 1/30/15                                       100          104

Wireline Communications   0.1%

Telefonica Europe, 7.35%, 9/15/05                               100          104

                                                                             104

Total Corporate Bonds and Notes (Cost  $30,529)                           31,924

ASSET-BACKED SECURITIES   1.5%

Auto-Backed   0.5%

Whole Auto Loan Trust, Series 2004-1,

Class A4, 3.26%, 3/15/11                                        675          675

                                                                             675

Credit Card-Backed   0.6%

American Express Credit Card Master Trust

Series 2000-1, Class A, 7.20%, 9/17/07                          100          101

Bank One Issuance Trust

Series 2002-A4, Class A4, 2.94%, 6/16/08                        250          251

Chemical Master Credit Card Trust

Series 1996-2, Class A, 5.98%, 9/15/08                          100          105

Citibank Credit Card Master Trust

Series 1998-2, Class A, 6.05%, 1/15/10                          100          108

MBNA Credit Card Master Note Trust

Series 2001, Class AA, 5.75%, 10/15/08                          100          105

MBNA Master Credit Card Trust II

Series 2000-D, Class C, 144A, 8.40%, 9/15/09                    100          111

                                                                             781

Motorcycles   0.2%

Harley Davidson Motorcycle Trust

Series 2003-2, Class A-2, 2.07%, 2/15/11                        350          345

                                                                             345

Stranded Asset   0.2%

Reliant Energy Transition

Series 2001-1, Class A2, 4.76%, 9/15/09                         250          258

                                                                             258

Total Asset-Backed Securities (Cost  $2,045)                               2,059

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES   2.1%

Commercial Mortgage-Backed   2.1%

Banc of America Commercial Mortgage

Series 2003-1, Class A2, CMO, 4.648%, 9/11/36                   500          504

Bear Stearns Commercial Mortgage Securities

  Series 2004-T14, Class A2,

  CMO, 4.17%, 1/12/41                                           575          583

  Series 2002-TOP8, Class A2,

  CMO, 4.83%, 8/15/38                                           350          358

DLJ Commercial Mortgage

Series 1999-CG2, Class A1B,

CMO, 7.30%, 6/10/32                                             250          284

GE Capital Commercial Mortgage

  Series 2001-1, Class A2,

  CMO, 6.531%, 3/15/11                                          400          448

  Series 2001-1, Series A1,

  CMO, 6.079%, 5/15/33                                           78           83

JP Morgan Chase Commercial Mortgage

  Series 2000-C10, Class A2,

  CMO, 7.371%, 8/15/32                                          125          143

  Series 2001-CIBC, Class A3,

  CMO, 6.26%, 3/15/33                                           285          317

Morgan Stanley Dean Witter Capital

Series 2002-TOP7, Class A2,

CMO, 5.98%, 1/15/39                                             200          220

Total Non-U.S. Government Mortgage-

Backed Securities (Cost  $2,849)                                           2,940

U.S. GOVERNMENT & AGENCY MORTGAGE-

BACKED SECURITIES   35.5%

U.S. Government Agency Obligations (+/-)   30.2%

Federal Home Loan Mortgage

        4.50%, 11/1/18 - 5/1/19                               1,922        1,930

        5.00%, 10/1/18 - 4/1/34                               4,232        4,259

        5.50%, 3/1/31 - 12/1/33                               2,023        2,064

        6.00%, 12/1/13 - 12/1/33                              1,404        1,460

        6.50%, 4/1/16 - 1/1/34                                2,427        2,556

        7.00%, 11/1/30 - 6/1/32                                 141          149

        7.50%, 4/1/15                                            12           13

  TBA, 6.00%, 1/1/19                                            149          157

Federal National Mortgage Assn.

        4.50%, 5/1/18 - 1/1/19                                2,305        2,316

        5.00%, 12/1/08 - 4/1/34                               4,551        4,580

        5.50%, 5/1/14 - 6/1/34                               10,298       10,598

        6.00%, 6/1/16                                           444          467

        6.50%, 4/1/15 - 12/1/32                               2,410        2,546

        7.00%, 7/1/10 - 7/1/32                                  689          732

        7.50%, 10/1/25 - 4/1/31                                 135          145

        8.00%, 3/1/31                                           119          129

  TBA, 6.00%, 1/1/33                                          7,103        7,365

                                                                          41,466

U.S. Government Obligations   5.3%

Government National Mortgage Assn.

        4.50%, 3/20/34                                          490          480

        5.00%, 7/15 - 9/15/33                                 2,314        2,325

        5.50%, 2/20/34                                          839          859

        6.00%, 7/15/16 - 8/20/34                              2,262        2,361

        6.50%, 5/15/16 - 9/20/34                                296          314

        7.00%, 3/15/13 - 6/15/31                                299          319

        7.50%, 11/15/12 - 1/15/32                               437          470

        8.00%, 1/15/26                                           55           60

                                                                           7,188

Total U.S. Government & Agency Mortgage-

Backed Securities (Cost  $47,928)                                         48,654

FOREIGN GOVERNMENT OBLIGATIONS &

AGENCY OBLIGATIONS   2.2%

Canadian Government and Municipalities   0.8%

Canada Mortgage & Housing, 2.95%, 6/2/08                        100           99

Hydro-Quebec, 7.50%, 4/1/16                                     100          124

Province of Manitoba, 7.50%, 2/22/10                            100          118

Province of Ontario

        3.50%, 9/17/07                                          100          101

        3.625%, 10/21/09                                        300          300

        6.00%, 2/21/06                                          100          104

Province of Quebec

        7.00%, 1/30/07                                          100          109

        7.50%, 9/15/29                                          100          129

                                                                           1,084

Foreign Government and Municipalities

(Excluding Canadian)   1.4%

European Investment Bank

        2.70%, 4/20/07                                          100           99

        3.375%, 6/12/13                                         250          241

  STEP, 4.00%, 8/30/05                                          100          102

Inter-American Development Bank

        6.375%, 10/22/07                                        100          109

        7.375%, 1/15/10                                         100          118

International Bank for Reconstruction & Development

6.625%, 8/21/06                                                 100          107

KFW International Finance, 4.75%, 1/24/07                       100          104

Republic of Chile, 5.50%, 1/15/13                                80           84

Republic of Italy

        2.50%, 3/31/06                                          250          250

        3.625%, 9/14/07                                         100          101

Republic of South Africa, 6.50%, 6/2/14                         100          109

Republic of South Korea, 8.875%, 4/15/08                        100          118

United Mexican States

        6.375%, 1/16/13                                         100          106

        7.50%, 1/14/12                                          100          114

        9.875%, 2/1/10                                          100          124

        11.375%, 9/15/16                                        100          149

                                                                           2,035

Total Foreign Government Obligations &

Agency Obligations (Cost  $2,943)                                          3,119

U.S. GOVERNMENT & AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)   34.4%

U.S. Government Agency Obligations    11.2%

Federal Home Loan Bank

        2.50%, 3/15/06                                          500          500

        2.875%, 9/15/06                                         500          501

        5.125%, 3/6/06                                        2,400        2,481

        5.75%, 5/15/12                                          185          203

        5.80%, 9/2/08                                         1,000        1,087

Federal Home Loan Mortgage

        1.875%, 2/15/06                                         500          496

        2.375%, 2/15/07                                         500          495

        2.75%, 3/15/08                                          275          271

        3.625%, 9/15/08                                         500          505

        4.50%, 7/15/13 - 1/15/14                              1,250        1,262

        5.50%, 7/15/06                                          500          523

        5.75%, 1/15/12                                          300          330

        6.875%, 9/15/10                                         200          231

        7.00%, 7/15/05                                          970        1,002

Federal National Mortgage Assn.

        2.00%, 1/15/06                                          500          497

        2.375%, 2/15/07                                         500          495

        5.25%, 8/1/12                                           115          120

        5.50%, 3/15/11                                          300          325

        6.00%, 5/15/08 - 5/15/11                                750          823

        6.25%, 5/15/29                                          775          877

        6.625%, 10/15/07 - 11/15/30                           1,200        1,364

        7.25%, 1/15/10                                          650          757

Tennessee Valley Authority, 4.75%, 8/1/13                       200          205

                                                                          15,350

U.S. Treasury Obligations   23.2%

U.S. Treasury Bonds

        5.25%, 2/15/29                                          660          696

        5.375%, 2/15/31                                       1,950        2,117

        6.00%, 2/15/26                                          925        1,068

        6.25%, 8/15/23                                        1,660        1,961

        7.25%, 5/15/16                                          700          888

        9.875%, 11/15/15                                        550          825

U.S. Treasury Notes

        1.50%, 3/31/06                                        4,250        4,201

        1.875%, 12/31/05                                      2,700        2,688

        2.25%, 2/15/07                                        2,000        1,982

        2.625%, 11/15/06 - 3/15/09                            2,950        2,911

        2.75%, 6/30/06 - 8/15/07                              1,600        1,605

        3.00%, 2/15/09                                          500          497

        3.125%, 4/15/09                                       2,000        1,994

        3.375%, 12/15/08 - 9/15/09                            2,650        2,669

        4.25%, 11/15/13 - 8/15/14                             3,700        3,773

        5.50%, 2/15/08                                          100          108

        6.25%, 2/15/07                                          400          432

        6.50%, 2/15/10                                          650          748

        6.625%, 5/15/07                                         610          668

                                                                          31,831

Total U.S. Government & Agency Obligations
(excluding Mortgage-Backed)
(Cost  $46,146)                                                           47,181

Money Market Funds   5.7%

T. Rowe Price Reserve Investment Fund, 1.81% #!               7,785        7,785

Total Money Market Funds (Cost $7,785)                                     7,785

Total Investments in Securities

104.7% of Net Assets (Cost $140,225)                                    $143,662
                                                                        --------

(1)   Denominated in U.S. dollars unless otherwise noted

#     Seven-day yield

(+/-) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

!     Affiliated company - See Note 4

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $854 and represents 0.6% of net assets

CMO   Collateralized Mortgage Obligation

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

TBA   To Be Announced security was purchased on a forward commitment basis

The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
                                                                October 31, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

(In thousands except shares and per share amounts)

Assets

Investments in securities, at value

  Affiliated companies (cost $7,785)                              $        7,785

  Other companies (cost $132,440)                                        135,877

  Total investments in securities                                        143,662

Other assets                                                               2,184

Total assets                                                             145,846

Liabilities

Payable for investment securities purchased                                8,548

Other liabilities                                                            150

Total liabilities                                                          8,698

NET ASSETS                                                        $      137,148
                                                                  --------------

Net Assets Consist of:

Undistributed net investment income (loss)                        $         (62)

Undistributed net realized gain (loss)                                      (11)

Net unrealized gain (loss)                                                 3,437

Paid-in-capital applicable to 12,684,940 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                          133,784

NET ASSETS                                                        $      137,148
                                                                  --------------

NET ASSET VALUE PER SHARE                                         $        10.81
                                                                  --------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)

                                                                            Year
                                                                           Ended
                                                                        10/31/04

Investment Income (Loss)

Income

  Interest                                                        $        4,161

  Dividend                                                                   125

  Total income                                                             4,286

Investment management and administrative expenses                            311

Net investment income (loss)                                               3,975

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                       242

Change in net unrealized gain (loss) on securities                           687

Net realized and unrealized gain (loss)                                      929

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                            $        4,904
                                                                  --------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                        Year
                                                       Ended
                                                    10/31/04            10/31/03

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                  $     3,975          $    3,305

  Net realized gain (loss)                              242                 312

  Change in net unrealized gain (loss)                  687                 232

  Increase (decrease) in net
    assets from operations                            4,904               3,849

Distributions to shareholders

  Net investment income                              (4,171)             (3,747)

  Net realized gain                                       -                (237)

  Decrease in net assets from distributions          (4,171)             (3,984)

Capital share transactions *

  Shares sold                                       100,058              43,746

  Distributions reinvested                            3,508               3,519

  Shares redeemed                                   (43,209)            (52,126)

  Redemption fees received                                5                  21

  Increase (decrease) in net assets
    from capital share transactions                  60,362              (4,840)

Net Assets

Increase (decrease) during period                    61,095              (4,975)

Beginning of period                                  76,053              81,028

End of period                                   $   137,148          $   76,053
                                                --------------------------------

(Including undistributed net investment income of $(62) at 10/31/04 and $(36) at 10/31/03)

*Share information

    Shares sold                                       9,292               4,055

    Distributions reinvested                            328                 326

    Shares redeemed                                  (4,034)             (4,861)

    Increase (decrease) in shares outstanding         5,586                (480)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
                                                                October 31, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Bond Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on November 30, 2000. The fund seeks to match the total return performance of the U.S. investment-grade bond market, as represented by the Lehman Brothers U.S. Aggregate Index.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. In the course of making a good faith determination of a security's fair value, the fund reviews a variety of factors, including market and trading trends and the value of comparable securities, such as unrestricted securities of the same issuer.

Redemption Fees
A 0.5% fee is assessed on redemptions of fund shares held less than 90 days to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and have the primary effect of increasing paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $17,764,000 and $6,407,000, respectively, for the year ended October 31, 2004. Purchases and sales of U.S. government securities aggregated $211,366,000 and $162,700,000, respectively, for the year ended October 31, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended October 31, 2004 totaled $4,171,000 and were characterized as ordinary income for tax purposes. At October 31, 2004, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                        $      3,707,000

Unrealized depreciation                                                (270,000)

Net unrealized appreciation (depreciation)                            3,437,000

Undistributed ordinary income                                           (46,000)

Capital loss carryforwards                                              (27,000)

Paid-in capital                                                     133,784,000

Net assets                                                     $    137,148,000
                                                               ----------------


The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. During the fiscal year ended October 31, 2004, the fund utilized $72,000 of capital loss carryforwards. As of October 31, 2004, the fund had $27,000 of capital loss carryforwards that expire in fiscal 2011.

For the year ended October 31, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications between income and gain relate primarily to the character of paydown gains and losses on asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                            $        170,000

Undistributed net realized gain                                        (170,000)

At October 31, 2004, the cost of investments for federal income tax purposes was $140,225,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.30% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At October 31, 2004, $60,000 was payable under the agreement.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund's all-inclusive fee agreement. At October 31, 2004, approximately 8% of the outstanding shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the year ended October 31, 2004, dividend income from the Reserve Funds totaled $125,000, and the value of shares of the Reserve Funds held at October 31, 2004 and October 31, 2003 was $7,785,000 and $12,626,000, respectively.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price U.S Bond Index Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price U.S. Bond Index Fund, Inc. (the "Fund") at October 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
November 22, 2004

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------

ABOUT THE FUND'S DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, compliance matters, advisory fees and expenses, and other business affairs, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.


INDEPENDENT DIRECTORS

Name
(Year of Birth)               Principal Occupation(s) During Past 5 Years
Year Elected *                and Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, and Chief
(1945)                        Executive Officer, The Rouse Company, real estate
2000                          developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1943)                        acquisition and management advisory firm
2001

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(1938)                        Resources Corp. (5/00 to present), and Pacific
2001                          Rim Mining Corp. (2/02 to present); Chairman and
                              President, Nye Corporation

Karen N. Horn                 Managing Director and President, Global Private
(1943)                        Client Services, Marsh, Inc. (1999-2003);
2003                          Managing Director and Head of International
                              Private Banking, Bankers Trust (1996-1999)

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,Inc.,
(1934)                        consulting environmental and civil engineers
2000

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(1946)                        a real estate investment company; Partner,
2000                          Blackstone Real Estate Advisors, L.P.

*Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

INSIDE DIRECTORS

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
 Portfolios Overseen]         Directorships of Other Public Companies

Mary J. Miller, CFA           Director and Vice President, T. Rowe Price; Vice
(1955)                        President, T. Rowe Price Group, Inc.
2004
[37]


James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(1943)                        Chairman of the Board, Director, and Vice
2000                          President, T. Rowe Price Group, Inc.; Chairman of
[111]                         the Board and Director, T. Rowe Price Global Asset
                              Management Limited, T. Rowe Price Global
                              Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe Price
                              Services, Inc.; Chairman of the Board, Director,
                              President, and Trust Officer, T. Rowe Price Trust
                              Company; Director, T. Rowe Price International,
                              Inc.; Chairman of the Board, U.S. Bond Index Fund

*Each inside director serves until retirement, resignation, or election of a successor.

OFFICERS

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Stephen V. Booth, CPA (1961)            Vice President, T. Rowe Price, T. Rowe
Vice President, U.S. Bond Index Fund    Price Group, Inc., and T. Rowe Price
                                        Trust Company

Joseph A. Carrier (1960)                Vice President, T. Rowe Price, T. Rowe
Treasurer, U.S. Bond Index Fund         Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Roger L. Fiery III, CPA (1959)          Vice President, T. Rowe Price, T. Rowe
Vice President, U.S. Bond Index Fund    Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Gregory S. Golczewski  (1966)           Vice President, T. Rowe Price and T.
Vice President, U.S. Bond Index Fund    Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Henry H. Hopkins (1942)                 Director and Vice President, T. Rowe
Vice President, U.S. Bond Index Fund    Price Investment Services, Inc., T.
                                        Rowe Price Services, Inc., and T. Rowe
                                        Price Trust Company; Vice President, T.
                                        Rowe Price, T. Rowe Price Group, Inc.,
                                        T. Rowe Price International, Inc., and
                                        T. Rowe Price Retirement Plan Services,
                                        Inc.

Patricia B. Lippert (1953)              Assistant Vice President, T. Rowe Price
Secretary, U.S. Bond Index Fund         and T. Rowe Price Investment Services,
                                        Inc.

Edmund M. Notzon, Ph.D, CFA (1945)      Vice President, T. Rowe Price, T. Rowe
President, U.S. Bond Index Fund         Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Charles M. Shriver (1967)               Vice President, T. Rowe Price
Vice President, U.S. Bond Index Fund

Julie L. Waples (1970)                  Vice President, T. Rowe Price
Vice President, U.S. Bond Index Fund

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $7,741                $7,836
     Audit-Related Fees                         730                   456
     Tax Fees                                 2,067                 2,119
     All Other Fees                             124                    --

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $849,000 and $819,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Index Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     December 17, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     December 17, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     December 17, 2004